SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Q2) (Details) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds	$ 270,480,000			$ 0
Class A ordinary shares issuance costs	(509,869)	$ 0	$ (26,780)	(26,780)
Class A ordinary shares subject to possible redemption	$ 278,760,000	$ 287,542,770		$ 284,280,000	$ 278,760,000
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Ordinary shares, redemption (in shares)	27,600,000	27,600,000		27,600,000	27,600,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds					$ 278,760,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Class A ordinary shares issuance costs					(17,568,199)
Accretion of carrying value to redemption value		$ 3,262,770		$ 5,520,000	33,465,447
Class A ordinary shares subject to possible redemption	$ 278,760,000	$ 287,542,770		$ 284,280,000	278,760,000
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Public Warrants					$ (15,897,248)